Fees Summary	Feb. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,353,000.00
Previously Paid Amount	0.00
Total Fee Amount	601.15
Total Offset Amount	0.00
Net Fee	601.15
Narrative - Max Aggregate Offering Price	$ 4,353,000.00
Final Prospectus	true